Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated September 30, 2016 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 29, 2016, as amended June 8, 2016

and as supplemented July 29, 2016

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Global Bond Fund on page 8:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.32%	0.92%	0.40%	0.21%
Total Annual Fund Operating Expenses	1.19%	2.54%	2.02%	0.83%
Fee Waiver and/or Expense Reimbursement[4]	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	2.50%	2.02%	0.83%

[4]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.15%, Class B shares at 2.50%, Class C shares at 2.03% and Class Y shares at 0.83%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Global Bond Fund on page 8:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$927	$1,188	$1,932
Class B Shares	653	1,087	1,447	2,540
Class C Shares	205	634	1,088	2,348
Class Y Shares	85	265	460	1,025

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$927	$1,188	$1,932
Class B Shares	253	787	1,347	2,540
Class C Shares	205	634	1,088	2,348
Class Y Shares	85	265	460	1,025

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Government Securities Fund on page 13:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.32%	0.74%	0.38%	0.24%
Total Annual Fund Operating Expenses	1.07%	2.24%	1.88%	0.74%
Fee Waiver and/or Expense Reimbursement[4]	0.07%	0.11%	0.00%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	2.13%	1.88%	0.72%

[4]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.00%, Class B shares at 2.13%, Class C shares at 1.88% and Class Y shares at 0.72%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Government Securities Fund on page 13:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$523	$744	$984	$1,669
Class B Shares	616	990	1,290	2,270
Class C Shares	191	591	1,016	2,201
Class Y Shares	74	235	410	917

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$523	$744	$984	$1,669
Class B Shares	216	690	1,190	2,270
Class C Shares	191	591	1,016	2,201
Class Y Shares	74	235	410	917

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors High Income Fund on page 17:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.56%	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.20%	0.62%	0.23%	0.18%
Total Annual Fund Operating Expenses	1.01%	2.18%	1.79%	0.74%
Fee Waiver and/or Expense Reimbursement[4]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	2.18%	1.79%	0.74%

[4]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.21% and Class C shares at 1.82%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors High Income Fund on page 17:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$878	$1,101	$1,740
Class B Shares	621	982	1,269	2,216
Class C Shares	182	563	970	2,105
Class Y Shares	76	237	411	918

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$878	$1,101	$1,740
Class B Shares	221	682	1,169	2,216
Class C Shares	182	563	970	2,105
Class Y Shares	76	237	411	918

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Municipal Bond Fund on page 22:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.14%	0.31%	0.25%	0.21%	[4]
Total Annual Fund Operating Expenses	0.90%	1.82%	1.76%	0.72%
Fee Waiver and/or Expense Reimbursement[5]	0.06%	0.04%	0.05%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%	1.78%	1.71%	0.70%

[4]	Other Expenses are based on estimated expenses for the Fund’s current fiscal year; actual expenses may vary.

[5]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.84%, Class B shares at 1.78%, Class C shares at 1.71% and Class Y shares at 0.70%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Municipal Bond Fund on page 22:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$507	$694	$897	$1,480
Class B Shares	581	869	1,081	1,892
Class C Shares	174	549	949	2,069
Class Y Shares	72	228	399	893

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$507	$694	$897	$1,480
Class B Shares	181	569	981	1,892
Class C Shares	174	549	949	2,069
Class Y Shares	72	228	399	893

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Municipal High Income Fund on page 27:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.14%	0.36%	0.22%	0.24%	[4]
Total Annual Fund Operating Expenses	0.90%	1.87%	1.73%	0.75%
Fee Waiver and/or Expense Reimbursement[5]	0.00%	0.06%	0.03%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	1.81%	1.70%	0.71%

[4]	Other Expenses are based on estimated expenses for the Fund’s current fiscal year; actual expenses may vary.

[5]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 1.81%, Class C shares at 1.70% and Class Y shares at 0.71%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Municipal High Income Fund on page 27:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$700	$902	$1,486
Class B Shares	584	882	1,105	1,932
Class C Shares	173	542	936	2,038
Class Y Shares	73	236	413	927

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$700	$902	$1,486
Class B Shares	184	582	1,005	1,932
Class C Shares	173	542	936	2,038
Class Y Shares	73	236	413	927

Waddell & Reed Advisors Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock
Waddell & Reed Advisors Funds

Supplement dated September 30, 2016 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 29, 2016, as amended June 8, 2016

and as supplemented July 29, 2016

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Global Bond Fund on page 8:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.32%	0.92%	0.40%	0.21%
Total Annual Fund Operating Expenses	1.19%	2.54%	2.02%	0.83%
Fee Waiver and/or Expense Reimbursement[4]	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	2.50%	2.02%	0.83%

[4]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.15%, Class B shares at 2.50%, Class C shares at 2.03% and Class Y shares at 0.83%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Global Bond Fund on page 8:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$927	$1,188	$1,932
Class B Shares	653	1,087	1,447	2,540
Class C Shares	205	634	1,088	2,348
Class Y Shares	85	265	460	1,025

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$927	$1,188	$1,932
Class B Shares	253	787	1,347	2,540
Class C Shares	205	634	1,088	2,348
Class Y Shares	85	265	460	1,025

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Waddell & Reed Advisors Global Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 685
3 Years	rr_ExpenseExampleYear03	927
5 Years	rr_ExpenseExampleYear05	1,188
10 Years	rr_ExpenseExampleYear10	1,932
1 Year	rr_ExpenseExampleNoRedemptionYear01	685
3 Years	rr_ExpenseExampleNoRedemptionYear03	927
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,188
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,932
Waddell & Reed Advisors Global Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.50%
1 Year	rr_ExpenseExampleYear01	$ 653
3 Years	rr_ExpenseExampleYear03	1,087
5 Years	rr_ExpenseExampleYear05	1,447
10 Years	rr_ExpenseExampleYear10	2,540
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	787
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,347
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,540
Waddell & Reed Advisors Global Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	$ 205
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	2,348
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,348
Waddell & Reed Advisors Global Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_ExpenseExampleNoRedemptionYear01	85
3 Years	rr_ExpenseExampleNoRedemptionYear03	265
5 Years	rr_ExpenseExampleNoRedemptionYear05	460
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,025
Waddell & Reed Advisors Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock
Waddell & Reed Advisors Funds

Supplement dated September 30, 2016 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 29, 2016, as amended June 8, 2016

and as supplemented July 29, 2016

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Government Securities Fund on page 13:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.32%	0.74%	0.38%	0.24%
Total Annual Fund Operating Expenses	1.07%	2.24%	1.88%	0.74%
Fee Waiver and/or Expense Reimbursement[4]	0.07%	0.11%	0.00%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	2.13%	1.88%	0.72%

[4]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.00%, Class B shares at 2.13%, Class C shares at 1.88% and Class Y shares at 0.72%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Government Securities Fund on page 13:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$523	$744	$984	$1,669
Class B Shares	616	990	1,290	2,270
Class C Shares	191	591	1,016	2,201
Class Y Shares	74	235	410	917

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$523	$744	$984	$1,669
Class B Shares	216	690	1,190	2,270
Class C Shares	191	591	1,016	2,201
Class Y Shares	74	235	410	917

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Waddell & Reed Advisors Government Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 523
3 Years	rr_ExpenseExampleYear03	744
5 Years	rr_ExpenseExampleYear05	984
10 Years	rr_ExpenseExampleYear10	1,669
1 Year	rr_ExpenseExampleNoRedemptionYear01	523
3 Years	rr_ExpenseExampleNoRedemptionYear03	744
5 Years	rr_ExpenseExampleNoRedemptionYear05	984
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,669
Waddell & Reed Advisors Government Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.13%
1 Year	rr_ExpenseExampleYear01	$ 616
3 Years	rr_ExpenseExampleYear03	990
5 Years	rr_ExpenseExampleYear05	1,290
10 Years	rr_ExpenseExampleYear10	2,270
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	690
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,270
Waddell & Reed Advisors Government Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.88%
1 Year	rr_ExpenseExampleYear01	$ 191
3 Years	rr_ExpenseExampleYear03	591
5 Years	rr_ExpenseExampleYear05	1,016
10 Years	rr_ExpenseExampleYear10	2,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	591
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,201
Waddell & Reed Advisors Government Securities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	235
5 Years	rr_ExpenseExampleYear05	410
10 Years	rr_ExpenseExampleYear10	917
1 Year	rr_ExpenseExampleNoRedemptionYear01	74
3 Years	rr_ExpenseExampleNoRedemptionYear03	235
5 Years	rr_ExpenseExampleNoRedemptionYear05	410
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 917
Waddell & Reed Advisors High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock
Waddell & Reed Advisors Funds

Supplement dated September 30, 2016 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 29, 2016, as amended June 8, 2016

and as supplemented July 29, 2016

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors High Income Fund on page 17:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.56%	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.20%	0.62%	0.23%	0.18%
Total Annual Fund Operating Expenses	1.01%	2.18%	1.79%	0.74%
Fee Waiver and/or Expense Reimbursement[4]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	2.18%	1.79%	0.74%

[4]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.21% and Class C shares at 1.82%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors High Income Fund on page 17:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$878	$1,101	$1,740
Class B Shares	621	982	1,269	2,216
Class C Shares	182	563	970	2,105
Class Y Shares	76	237	411	918

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$878	$1,101	$1,740
Class B Shares	221	682	1,169	2,216
Class C Shares	182	563	970	2,105
Class Y Shares	76	237	411	918

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Waddell & Reed Advisors High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 672
3 Years	rr_ExpenseExampleYear03	878
5 Years	rr_ExpenseExampleYear05	1,101
10 Years	rr_ExpenseExampleYear10	1,740
1 Year	rr_ExpenseExampleNoRedemptionYear01	672
3 Years	rr_ExpenseExampleNoRedemptionYear03	878
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,740
Waddell & Reed Advisors High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	$ 621
3 Years	rr_ExpenseExampleYear03	982
5 Years	rr_ExpenseExampleYear05	1,269
10 Years	rr_ExpenseExampleYear10	2,216
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,216
Waddell & Reed Advisors High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.79%
1 Year	rr_ExpenseExampleYear01	$ 182
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,105
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	563
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,105
Waddell & Reed Advisors High Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	237
5 Years	rr_ExpenseExampleNoRedemptionYear05	411
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 918
Waddell & Reed Advisors Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated September 30, 2016 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 29, 2016, as amended June 8, 2016

and as supplemented July 29, 2016

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Municipal Bond Fund on page 22:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.14%	0.31%	0.25%	0.21%	[4]
Total Annual Fund Operating Expenses	0.90%	1.82%	1.76%	0.72%
Fee Waiver and/or Expense Reimbursement[5]	0.06%	0.04%	0.05%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%	1.78%	1.71%	0.70%

[4]	Other Expenses are based on estimated expenses for the Fund’s current fiscal year; actual expenses may vary.

[5]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.84%, Class B shares at 1.78%, Class C shares at 1.71% and Class Y shares at 0.70%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Municipal Bond Fund on page 22:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$507	$694	$897	$1,480
Class B Shares	581	869	1,081	1,892
Class C Shares	174	549	949	2,069
Class Y Shares	72	228	399	893

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$507	$694	$897	$1,480
Class B Shares	181	569	981	1,892
Class C Shares	174	549	949	2,069
Class Y Shares	72	228	399	893

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Waddell & Reed Advisors Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 507
3 Years	rr_ExpenseExampleYear03	694
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	1,480
1 Year	rr_ExpenseExampleNoRedemptionYear01	507
3 Years	rr_ExpenseExampleNoRedemptionYear03	694
5 Years	rr_ExpenseExampleNoRedemptionYear05	897
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,480
Waddell & Reed Advisors Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	$ 581
3 Years	rr_ExpenseExampleYear03	869
5 Years	rr_ExpenseExampleYear05	1,081
10 Years	rr_ExpenseExampleYear10	1,892
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	981
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,892
Waddell & Reed Advisors Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
1 Year	rr_ExpenseExampleYear01	$ 174
3 Years	rr_ExpenseExampleYear03	549
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,069
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	549
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,069
Waddell & Reed Advisors Municipal Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated expenses for the Fund’s current fiscal year; actual expenses may vary.
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	228
5 Years	rr_ExpenseExampleYear05	399
10 Years	rr_ExpenseExampleYear10	893
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	228
5 Years	rr_ExpenseExampleNoRedemptionYear05	399
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 893
Waddell & Reed Advisors Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated September 30, 2016 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 29, 2016, as amended June 8, 2016

and as supplemented July 29, 2016

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Municipal High Income Fund on page 27:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.14%	0.36%	0.22%	0.24%	[4]
Total Annual Fund Operating Expenses	0.90%	1.87%	1.73%	0.75%
Fee Waiver and/or Expense Reimbursement[5]	0.00%	0.06%	0.03%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	1.81%	1.70%	0.71%

[4]	Other Expenses are based on estimated expenses for the Fund’s current fiscal year; actual expenses may vary.

[5]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 1.81%, Class C shares at 1.70% and Class Y shares at 0.71%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Municipal High Income Fund on page 27:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$700	$902	$1,486
Class B Shares	584	882	1,105	1,932
Class C Shares	173	542	936	2,038
Class Y Shares	73	236	413	927

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$700	$902	$1,486
Class B Shares	184	582	1,005	1,932
Class C Shares	173	542	936	2,038
Class Y Shares	73	236	413	927

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Waddell & Reed Advisors Municipal High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 513
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,486
1 Year	rr_ExpenseExampleNoRedemptionYear01	513
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	902
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,486
Waddell & Reed Advisors Municipal High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	$ 584
3 Years	rr_ExpenseExampleYear03	882
5 Years	rr_ExpenseExampleYear05	1,105
10 Years	rr_ExpenseExampleYear10	1,932
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,005
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,932
Waddell & Reed Advisors Municipal High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	$ 173
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	936
10 Years	rr_ExpenseExampleYear10	2,038
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	936
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,038
Waddell & Reed Advisors Municipal High Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated expenses for the Fund’s current fiscal year; actual expenses may vary.
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	927
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	236
5 Years	rr_ExpenseExampleNoRedemptionYear05	413
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 927

[1]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.15%, Class B shares at 2.50%, Class C shares at 2.03% and Class Y shares at 0.83%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.
[2]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.00%, Class B shares at 2.13%, Class C shares at 1.88% and Class Y shares at 0.72%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.
[3]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.21% and Class C shares at 1.82%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.
[4]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.84%, Class B shares at 1.78%, Class C shares at 1.71% and Class Y shares at 0.70%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.
[5]	Other Expenses are based on estimated expenses for the Fund’s current fiscal year; actual expenses may vary.
[6]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 1.81%, Class C shares at 1.70% and Class Y shares at 0.71%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.